Note 3 - Short-term Investments - Short-term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Total, amortized cost	$ 189	$ 2,853
Total, gross unrealized gains	4	19
Total, gross unrealized losses	0	0
Total, fair value	193	2,872
Trading Debt Securities [Member]
Trading debt securities, amortized cost		2,853
Trading debt securities, gross unrealized gains		19
Trading debt securities, gross unrealized losses		0
Trading debt securities, fair value		$ 2,872
Available-for-sale debt securities, amortized cost	189
Available-for-sale debt securities, gross unrealized gains	4
Available-for-sale debt securities, gross unrealized losses	0
Available-for-sale debt securities, fair value	$ 193